10. Transactions with related parties	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties
Transactions with related parties

10.1.   Transportation and consulting services with entities controlled by the controlling shareholder

All agreements related to transportation and consulting services are held by GLA. The related parties for these services are listed below, together with the object of the agreements and their main contractual conditions:

Viação Piracicabana Ltda.: provides airport shuttle services for passengers, luggage and employees. As of July 1, 2017, an Assignment Agreement was entered into between Breda Transportes e Serviços S.A. (“assignor”) and Viação Piracicabana Ltda. (“assignee”), through which the assignee will be responsible for the rights and obligations as of the execution of the Assignment Agreement. The agreement expires on November 6, 2018.

Expresso União: provides transportation to employees, and the agreement expires on April 2, 2018.

Pax Participações S.A.: provides consulting and advisory services, and the agreement has no expiration date.

Aller Participações: provides consulting and advisory services, and the agreement has no expiration date.

Limmat Participações S.A.: provides consulting and advisory services, and the agreement has no expiration date.

For the year ended December 31, 2017, GLA recognized total expenses related to these services of R$8,583 (R$13,013 and R$16,106 for the years ended December 31, 2016 and 2015, respectively). As of December 31, 2017, the balance payable to the related parties was R$769 (R$800 as of December 31, 2016), and was mainly related to services provided by Breda Transportes e Serviços S.A. and Viação Piracicabana Ltda.

10.2.   Contracts account opening UATP (“Universal Air Transportation Plan”) to grant credit limit

In September 2011, GLA entered into agreements with the related parties Empresa de Ônibus Pássaro Marron S.A., Viação Piracicabana Ltda., Thurgau Participações S.A., Comporte Participações S.A., Quality Bus Comércio De Veículos Ltda., Empresa Princesa Do Norte S.A., Expresso União Ltda., Breda Transporte e Serviços S.A., Oeste Sul Empreendimentos Imobiliários S.A. Spe., Empresa Cruz De Transportes Ltda., Expresso Maringá do Vale S.A., Glarus Serviços Tecnologia e Participações S.A., Expresso Itamarati S.A., Transporte Coletivo Cidade Canção Ltda., Limmat Participações S.A., Turb Transporte Urbano S.A., Vaud Participações S.A., Aller Participações S.A. and BR Mobilidade Baixada Santista S.A. SPE, all with no expiration date, whose purpose is to issue credits to purchase airline tickets issued by the Company. The UATP account (virtual card) is accepted as a payment method on the purchase of airline tickets and related services, seeking to simplify billing and facilitate payment between the participating companies.

10.3.   Agreement to use VIP lounge

On April 9, 2012, the Company entered into an agreement with Delta Air Lines Inc. (“Delta Air Lines”) for the mutual use of VIP lounge, with expected payments of US$20 per passenger. On August 30, 2016, the companies signed an  amendment of the agreement establishing a prepayment for the use of VIP lounge in the amount of US$3 milion. As of December 31, 2017, the outstanding balance was R$6,779.

10.4.    Maintenance and financing contract for parts and engine maintenance

In 2010, GLA entered into an engine maintenance service agreement with Delta Air Lines. The maintenance agreement was renewed on December 22, 2016 and will expire on December 31, 2020.

On January 31, 2017, GLA entered into a loan agreement with Delta Air Lines in the amount of US$50 milion, with a maturity date on December 31, 2020, with a refund obligation to be performed by the Company, GLA and Gol Finance, pursuant to the refund agreement entered into on August 19, 2015, with a guarantee granted by the Company to GAC. Under the terms of this agreement, the Company holds flexible payment maturities regarding engine maintenance services, through a credit limit available.

During the year ended December 31, 2017, the maintenance expenses performed by Delta Air Lines was R$403,195 (R$210,220 and R$307,658 for the years ended December 31, 2016 and 2015, respectively). As of December 31, 2017, the balance payable for engine maintenance  recorded in “Suppliers” was R$372,511 (R$201,170 as of December 31, 2016).

10.5.   Term loan guarantee

On August 31, 2015, Delta guaranteed a US$300 million Term Loan borrowed by Gol Finance through Morgan Stanley, with a term of 5 years. The Term Loan bears an effective interest rate of 6.70% per annum, payable semi-annually.    For additional information, see Note 16.

10.6.   Strategic business partnership agreement

On February 19, 2014, the Company signed a long term strategic partnership for commercial cooperation agreement with Air France-KLM with the purpose of sales activities improvements and codeshare expansion and mileage programs benefits between the companies for the customers in the Brazilian and European markets.

The agreement provides for the incentive investment in the Company in the amount of R$112,152, fully received by the Company. The agreement will mature within 5 years and the installments will be amortized on a monthly basis. As of December 31, 2017, the Company has deferred revenue in the amount of R$20,557 and R$3,426 recorded in "Other liabilities" in the current and noncurrent liabilities, respectively (R$22,430 and R$26,169 as of December 31, 2016, in the current and noncurrent liabilities, respectively).

On January 1, 2017, the Company entered into an agreement with Air France – KLM to expand our strategic partnership by means of a credit line granted to us for the financing of maintenance payments. As of December 31, 2017, the Company had a balance of R$157,264 recorded under “Suppliers”.

10.7.   Agreements with Smiles

Operating Agreement: The operating agreement determines commercial and operational relations between the Company, GLA and Smiles, as well as exclusiveness characteristics related to the Smiles Program. The 20-year operating agreement will be automatically renewed for successive five-year periods if neither party objects at least two years prior to its expiration. If a party is given notice of non-renewal, it may terminate the agreement early by providing written notification to the other party six months prior to the termination date

Back office services agreement: On December 28, 2012, GLA entered into a back office services agreement with Smiles, that contains the terms, conditions and levels of certain services in connection with back office activities including controllership, accounting, internal controls and auditing, finance, information technology, call center, inventory and legal matters. The three-year Back Office Services Agreement is automatically renewed for successive three-year periods if neither party objects 12 months prior to its expiration. Smiles may terminate portions of the Back Office Services Agreement at any time by providing prior written notice to GLA.

Main miles and tickets purchase agreement: this agreement sets the prices and the terms and conditions for the purchase of miles and sales of tickets.

Advance airline ticket purchase agreement: on February 26, 2016, GLA entered into a miles and tickets purchase agreement with Smiles, totaling up to R$1.0 billion, providing for advance ticket sales to Smiles in various tranches through June 30, 2017. In 2016 and 2017, Smiles disbursed the total amount of trhe agreement, of which R$760 million in 2016 and R$ 240 milion in 2017. On April 5, 2017, the Company entered into the first amendment to the advance ticket purchase agreement for the acquisition of new credits in the amount of R$480 milion, which will be paid in installments to be agreed upon by the parties. In 2017, the Company paid R$280 milion related to this first amendment

All the balances and transactions between the Company, GLA and Smiles were eliminated in the consolidated financial statements.

10.8.   Remuneration of key management personnel

	12/31/2017	12/31/2016	12/31/2015
Salaries and benefits (*)	57,838	38,134	28,700
Related taxes and charges	6,019	4,690	5,352
Share-based payments	11,219	11,226	10,469
Total	75,076	54,050	44,521

(*) Includes the Board of Directors’ and Audit Committee’s compensation.

As of and for the years ended December 31, 2017, 2016 and 2015, the Company did not offer post-employment benefits, and there were no severance benefits or other long-term benefits for the management and other employees. Specific benefits can be provided to the Company’s key management personnel, limited to a short-term period.